Contingencies, Commitments and Guarantees (Commitments and Guarantees - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Liabilities for indemnities, guarantees and commitments	$ 10	$ 8
Cumulative maximum indemnities and guarantees contractual limitation	1,100
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Indemnities and guarantees contractual limitation range	1
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Indemnities and guarantees contractual limitation range	329
Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	8,200	7,100
Mortgage Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 4,300	$ 4,400